RBC FUNDS TRUST

RBC Mid Cap Value Fund

RBC Small Cap Core Fund

RBC Microcap Value Fund

Supplement dated June 29, 2012 to the

Prospectus (“Prospectus”) dated November 23, 2011

This Supplement provides additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

RBC Mid Cap Value Fund

The “Annual Fund Operating Expenses” table in the “Fees and Expenses of the Fund” section on page 1 of the Prospectus is deleted and replaced with the following in order to add footnote 2 regarding investments in business development companies (BDCs):

Class I
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	4.89%
Total Annual Fund Operating Expenses	5.59%
Fee Waivers and/or Expense Reimbursement[1]	-4.69%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[2]	0.90%

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 0.90%. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

[2]	SEC rules require fund expense tables to reflect the effect of “Acquired Fund Fees and Expenses,” which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies (BDCs). BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. For the fiscal year ended September 30, 2011, the indirect expenses attributable to the Fund’s investment in BDCs was 0.23%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.

RBC Small Cap Core Fund

The “Annual Fund Operating Expenses” table in the “Fees and Expenses of the Fund” section on page 17 of the Prospectus is deleted and replaced with the following in order to add footnote 2 regarding investments in BDCs:

	Class A	Class C	Class S
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.99%	0.99%	0.99%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.55%	0.55%	0.55%

Total Annual Fund Operating Expenses	1.79%	2.54%	1.54%
Fee Waivers and/or Expense Reimbursement[1]	-0.49%	-0.49%	-0.49%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[2]	1.30%	2.05%	1.05%

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 1.30%, 2.05% and 1.05% for Class A, Class C and Class S, respectively. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

[2]	SEC rules require fund expense tables to reflect the effect of “Acquired Fund Fees and Expenses,” which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including business development companies. BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. For the fiscal year ended September 30, 2011, the indirect expenses attributable to the Fund’s investment in BDCs was 0.17%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.

RBC Microcap Value Fund

The “Annual Fund Operating Expenses” table in the “Fees and Expenses of the Fund” section on page 21 of the Prospectus is deleted and replaced with the following in order to add footnote 2 regarding investments in BDCs:

	Class A	Class C	Class S
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.44%	0.44%	0.44%

Total Annual Fund Operating Expenses	1.59%	2.34%	1.34%
Fee Waivers and/or Expense Reimbursement[1]	-0.27%	-0.27%	-0.27%
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement[2]	1.32%	2.07%	1.07%

[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund's total expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses or extraordinary expenses such as litigation) to 1.32%, 2.07% and 1.07% for Class A, Class C and Class S, respectively. This expense limitation agreement is in place until January 31, 2013 and may not be terminated by the Advisor prior to that date.

[2]	SEC rules require fund expense tables to reflect the effect of “Acquired Fund Fees and Expenses,” which are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, including BDCs. BDC expenses are similar to expenses paid by any operating company held by the Fund, and are not direct costs paid by Fund shareholders and are not used to calculate the Fund’s net asset value. For the fiscal year ended September 30, 2011, the indirect expenses attributable to the Fund’s investment in BDCs was 0.16%. The Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table has not been revised to reflect the effect of such BDC investments, because as of June 15, 2012, the Fund no longer holds or invests in BDCs.

RBC FUNDS TRUST

RBC Mid Cap Value Fund

RBC SMID Cap Growth Fund

RBC Enterprise Fund

RBC Small Cap Core Fund

RBC Microcap Value Fund

Access Capital Community Investment Fund

Supplement dated June 29, 2012 to the Statement of Additional

Information (“SAI”) dated November 23, 2011

This Supplement provides additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

The following is inserted on page 6 of the SAI following the second to last paragraph under the heading “Futures.”

From time to time, the Advisor may seek to maintain an overall average dollar-weighted portfolio duration for the Access Capital Community Investment Fund that is within certain percentage ranges above or below a selected benchmark index. The duration of a bond is a measure of the approximate price sensitivity to changes in interest rates, and is expressed in years. The longer the duration of a bond, the more sensitive the bond’s price is to changes in interest rates. In computing portfolio duration, the Advisor will estimate the duration of obligations that are subject to prepayment or redemption by the issuer, taking into account the influence of interest rates on prepayments and coupon flows. The Access Fund will not be limited as to its maximum weighted average portfolio maturity or the maximum stated maturity with respect to individual securities. The Advisor may use interest rate futures contracts, options on futures contracts and swaps to manage the Access Fund’s target duration. The Access Fund’s investments in such derivative instruments can be significant. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Access Fund’s investments in bonds and other securities. Short-term and long-term realized capital gains distributions paid by a Fund are taxable to its shareholders.

Effective June 29, 2012, Erik R. Preus resigned as President, Chief Executive Officer and Trustee of the Trust, and the Board of Trustees elected Michael T. Lee as the President and Chief Executive Officer of the Trust. All references to and information regarding Erik R. Preus are deleted from the SAI.

The Executive Officers table on page 24 of the SAI is revised to include the following information:

Executive Officers

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served With the Trust(3)	Principal Occupation(s) During Past 5 Years
Michael T. Lee, CFA (49)	President and Chief Executive Officer since June 2012	Chief Executive Officer, President and Chief Investment Officer, RBC Global Asset Management (U.S.) Inc. (2008 to present); President and Chief Investment Officer, RBC Global Asset Management (U.S.) Inc. (2005 to 2008).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

Prime Money Market Fund

Tax-Free Money Market Fund

U.S. Government Money Market Fund

Supplement dated June 29, 2012 to the Statement of Additional

Information (“SAI”) dated November 23, 2011

This Supplement provides additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective June 29, 2012, Erik R. Preus resigned as President, Chief Executive Officer and Trustee of the Trust, and the Board of Trustees elected Michael T. Lee as the President and Chief Executive Officer of the Trust. All references to and information regarding Erik R. Preus are deleted from the SAI.

The Executive Officers table on page 18 of the SAI is revised to include the following information:

Executive Officers

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served With the Trust(3)	Principal Occupation(s) During Past 5 Years
Michael T. Lee, CFA (49)	President and Chief Executive Officer since June 2012	Chief Executive Officer, President and Chief Investment Officer, RBC Global Asset Management (U.S.) Inc. (2008 to present); President and Chief Investment Officer, RBC Global Asset Management (U.S.) Inc. (2005 to 2008).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

RBC BlueBay Emerging Market Select Bond Fund

RBC BlueBay Emerging Market Corporate Bond Fund

RBC BlueBay Global High Yield Bond Fund

RBC BlueBay Global Convertible Bond Fund

(“RBC BlueBay Funds”)

Supplement dated June 29, 2012 to the Statement of Additional

Information (“SAI”) dated November 23, 2011

This Supplement provides additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective June 29, 2012, Erik R. Preus resigned as President, Chief Executive Officer and Trustee of the Trust, and the Board of Trustees elected Michael T. Lee as the President and Chief Executive Officer of the Trust. All references to and information regarding Erik R. Preus are deleted from the SAI.

The Executive Officers table on page 20 of the SAI is revised to include the following information:

Executive Officers

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served With the Trust(3)	Principal Occupation(s) During Past 5 Years
Michael T. Lee, CFA (49)	President and Chief Executive Officer since June 2012	Chief Executive Officer, President and Chief Investment Officer, RBC Global Asset Management (U.S.) Inc. (2008 to present); President and Chief Investment Officer, RBC Global Asset Management (U.S.) Inc. (2005 to 2008).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RBC FUNDS TRUST

RBC U.S. Long Corporate Fund

RBC U.S. Investment Grade Corporate Fund

RBC U.S. High Yield Corporate Fund

RBC U.S. PRisM 1 Fund

RBC U.S. PRisM 2 Fund

RBC U.S. PRisM 3 Fund

RBC U.S. Inflation-Linked Fund

RBC U.S. Securitized Asset Fund

Supplement dated June 29, 2012 to the Statement of Additional

Information (“SAI”) dated November 23, 2011

This Supplement provides additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

Effective June 29, 2012, Erik R. Preus resigned as President, Chief Executive Officer and Trustee of the Trust, and the Board of Trustees elected Michael T. Lee as the President and Chief Executive Officer of the Trust. All references to and information regarding Erik R. Preus are deleted from the SAI.

The Executive Officers table on page 23 of the SAI is revised to include the following information:

Executive Officers

Name, Age and Address (1)	Position, Term of Office(2) and Length of Time Served With the Trust(3)	Principal Occupation(s) During Past 5 Years
Michael T. Lee, CFA (49)	President and Chief Executive Officer since June 2012	Chief Executive Officer, President and Chief Investment Officer, RBC Global Asset Management (U.S.) Inc. (2008 to present); President and Chief Investment Officer, RBC Global Asset Management (U.S.) Inc. (2005 to 2008).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE